Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues, net		$ 15,997,954	$ 20,283,245	$ 21,713,138
Cost of revenues		10,752,114	13,274,752	14,058,830
Gross Profit		5,245,840	7,008,493	7,654,308
Operating expenses:
Selling, general and administrative expenses		4,225,405	4,087,171	3,718,897
Total operating expenses		4,225,405	4,087,171	3,718,897
Income from operations		1,020,435	2,921,322	3,935,411
Other income (expense)
Other income		602,884	601,071	69,466
Interest and financing expenses		(643,002)	(244,005)	(537,521)
Other expenses		(47,855)	(65,956)	(2,064)
Total other income (expenses), net		(87,973)	291,110	(470,119)
Income before income taxes		932,462	3,212,432	3,465,292
Income tax expense		67,740	280,069	263,080
Net income		864,722	2,932,363	3,202,212
Comprehensive income
Net income		864,722	2,932,363	3,202,212
Other comprehensive income (loss)
Foreign currency translation adjustment		(659,161)	(946,266)	247,004
Comprehensive income		$ 205,561	$ 1,986,097	$ 3,449,216
Earnings per share
Earnings per share, Basic (in Dollars per share)		$ 0.07	$ 0.29	$ 0.32
Weighted average common shares outstanding*
Weighted average common shares outstanding, Basic (in Shares)	[1]	11,752,180	10,000,000	10,000,000

[1]	The share amounts are presented on a retroactive basis.